REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Gold	$ 230,955	$ 192,394
Silver	2,688	836
Revenue	233,643	193,230
Revenue	233,643	193,230
Customer A
REVENUE
Revenue	54,707	129,866
Customer B
REVENUE
Revenue	70,072	47,937
Customer C
REVENUE
Revenue	97,334
Others
REVENUE
Revenue	$ 11,530	$ 15,427